UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5584
                                                      --------

                      Centennial New York Tax Exempt Trust
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

  June 30, 2008

--------------------------------------------------------------------------------

      Centennial                                                Annual Report
      New York                                                       and
      Tax Exempt Trust                                            Management
                                                                Commentaries

--------------------------------------------------------------------------------

TRUST EXPENSES
--------------------------------------------------------------------------------

      TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                    5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUST EXPENSES Continued
--------------------------------------------------------------------------------

                                  BEGINNING         ENDING           EXPENSES
                                  ACCOUNT           ACCOUNT          PAID DURING
                                  VALUE             VALUE            6 MONTHS ENDED
ACTUAL                            JANUARY 1, 2008   JUNE 30, 2008    JUNE 30, 2008
-------------------------------------------------------------------------------------
                                  $ 1,000.00        $ 1,008.00       $ 4.00

HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------------
                                    1,000.00          1,020.89         4.03

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2008 is as follows:

EXPENSE RATIO
-------------
    0.80%

The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                   6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS June 30, 2008
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--96.5%
-------------------------------------------------------------------------------------------------------------

NEW YORK--89.2%
Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series 1989, 2.35% 1             $   875,000    $   875,000
-------------------------------------------------------------------------------------------------------------
Buffalo, NY Fiscal Stability Authority Sales Tax & State Aid RRB,
Series 2005B, 5%, 9/1/08                                                             500,000        501,344
-------------------------------------------------------------------------------------------------------------
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 1.72% 1,2             5,600,000      5,600,000
-------------------------------------------------------------------------------------------------------------
Chenango Cnty., NY IDA Civic Facilities RB, Grace View Manor Nursing
Project, 1.55% 1                                                                     795,000        795,000
-------------------------------------------------------------------------------------------------------------
Erie Cnty., NY IDA Civic Facilities RB, Buffalo Canisius High School, 1.21% 1      7,800,000      7,800,000
-------------------------------------------------------------------------------------------------------------
New Rochelle, NY IDA MH RB, Reset Option Certificates II-R Trust-Series
10252CE, 1.69% 1,2                                                                   800,000        800,000
-------------------------------------------------------------------------------------------------------------
NY HFA RB, Ocean Park Apts., Series A, 1.60% 1                                     2,500,000      2,500,000
-------------------------------------------------------------------------------------------------------------
NY MTAU RB, AAMC Series 2007-55, 1.57% 1,2                                         1,500,000      1,500,000
-------------------------------------------------------------------------------------------------------------
NY REF GOUN, P-Floats Series PT-3822, 1.54% 1,2                                    2,000,000      2,000,000
-------------------------------------------------------------------------------------------------------------
NYC FAU RRB, P-Floats Series PT-3992, 1.54% 1,2                                    1,000,000      1,000,000
-------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats Series PT-3823, 1.54%, 7/3/08 2,3                               2,660,000      2,660,000
-------------------------------------------------------------------------------------------------------------
NYC GOUN, Series 2006I, Subseries 5, 2% 1                                          1,500,000      1,500,000
-------------------------------------------------------------------------------------------------------------
NYC GOUN, Subseries 1994 E-4, 2% 1                                                 1,800,000      1,800,000
-------------------------------------------------------------------------------------------------------------
NYC HDC Multifamily Rental Housing RB, Carnegie Park, Series A, 1.70% 1            1,300,000      1,300,000
-------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance Project,
Series 2005, 1.63% 1                                                               1,950,000      1,950,000
-------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, MSMC Realty Corp. Project, Series 2001, 1.35% 1       1,000,000      1,000,000
-------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project,
Series 2006, 1.21% 1                                                               4,400,000      4,400,000
-------------------------------------------------------------------------------------------------------------
NYC Municipal FAU WSS RB, PTTR, Series 1289, 1.58% 1,2                               485,000        485,000
-------------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Series F, 1.34% 1,4                                             4,375,000      4,375,000
-------------------------------------------------------------------------------------------------------------
NYC REF GOUN, Subseries C-3, 1.30% 1                                               1,750,000      1,750,000
-------------------------------------------------------------------------------------------------------------
NYC TFA Building Aid RB, ETET Series 20060145, Cl. A, 1.60% 1,2                    2,300,000      2,300,000
-------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RB, Series 2001C, 5.50%, 2/1/09                           750,000        763,422
-------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RRB, Series 2005A-1, 5%, 11/1/08                        1,005,000      1,010,561
-------------------------------------------------------------------------------------------------------------
NYC TFA RB, Subseries 2C, 1.40% 1                                                    300,000        300,000
-------------------------------------------------------------------------------------------------------------
NYC TFA RRB, MERLOTS Series 2008 D98, 1.61% 1,2                                    1,100,000      1,100,000
-------------------------------------------------------------------------------------------------------------
NYS DA CUNY Student Housing RB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-542, 1.57% 1,2                                                      830,000        830,000
-------------------------------------------------------------------------------------------------------------
NYS DA RB, Eclipse Funding Trust Solar Eclipse Certificates-Series
2005-0005, 2.45%, 7/3/08 2,3                                                       1,500,000      1,500,000
-------------------------------------------------------------------------------------------------------------
NYS DA RRB, Dept. of Health, Series 2, 5%, 7/1/09                                    480,000        493,699
-------------------------------------------------------------------------------------------------------------
NYS DA RRB, P-Floats Series PT-3639, 1.56% 1,5                                     1,000,000      1,000,000
-------------------------------------------------------------------------------------------------------------
NYS GOUN, Series B, 2.80% 1                                                        1,500,000      1,500,000
-------------------------------------------------------------------------------------------------------------
NYS HFA RB, 750 Sixth Avenue Housing, Series 2000A, 1.55% 1                          900,000        900,000
-------------------------------------------------------------------------------------------------------------
NYS HFA RB, Tribeca Green Housing, 1.70% 1                                         2,100,000      2,100,000

                   F1 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------
NEW YORK Continued
NYS HFA RB, Weyant Green Apts., Series A, 1.85% 1                                 $ 3,000,000   $  3,000,000
--------------------------------------------------------------------------------------------------------------
NYS REF GOUN, Series 1996A, 6%, 7/15/08                                               500,000        500,499
--------------------------------------------------------------------------------------------------------------
NYS TWY Bridge Service Contract RRB, 4%, 4/1/09                                     1,000,000      1,016,769
--------------------------------------------------------------------------------------------------------------
NYS UDC COP, Reset Option Certificates II-R Trust-Series 10011CE, 1.60% 1,2           600,000        600,000
--------------------------------------------------------------------------------------------------------------
NYS UDC RB, Correctional Facility Services, Series B, 5%, 7/1/08                    2,000,000      2,050,917
--------------------------------------------------------------------------------------------------------------
NYS UDC RB, Reset Option Certificates II-R Trust-Series 1094, 1.54% 1,2             1,395,000      1,395,000
--------------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA IDV RB, Seneca Foods Corp. Project, Series 2002, 1.80% 1      5,185,000      5,185,000
--------------------------------------------------------------------------------------------------------------
Port Jervis, NY IDA RB, The Future Home Tech, Inc., Series 1999, 1.75% 1              790,000        790,000
--------------------------------------------------------------------------------------------------------------
Seneca Cnty., NY IDA SWD RB, MACON Trust Series 2006W, 1.72% 1,2                    2,000,000      2,000,000
--------------------------------------------------------------------------------------------------------------
Southeast NY IDA IDV RB, Unilock NY, Inc. Project, Series 1997, 2.35% 1             1,200,000      1,200,000
--------------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Dairy Conveyor Corp. Project, Series 1995, 1.75% 1             1,280,000      1,280,000
--------------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 1.80% 1            5,060,000      5,060,000
--------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY GOUN, Series 1989, 6.70%, 11/1/08                               465,000        470,924
                                                                                                --------------
                                                                                                  82,938,135

--------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--7.3%
Puerto Rico CMWLTH HTAU RRB, Dexia Credit Local Certificates Trust-Series
2008-007, 1.55% 1,2                                                                 2,205,000      2,205,000
--------------------------------------------------------------------------------------------------------------
Puerto Rico CMWLTH HTAU RRB, Reset Option Certificates II-R Trust-Series
10327CE, 1.58% 1,2                                                                  1,200,000      1,200,000
--------------------------------------------------------------------------------------------------------------
Puerto Rico EPAU RRB, Municipal Trust Securities, Series 2006, 1.57% 1,2            3,000,000      3,000,000
--------------------------------------------------------------------------------------------------------------
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-627A, 1.55% 1,2                                                      400,000        400,000
                                                                                                --------------
                                                                                                   6,805,000

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $ 89,743,135)                                          96.5%    89,743,135
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           3.5      3,256,547
                                                                                 -----------------------------
NET ASSETS                                                                              100.0%  $ 92,999,682
                                                                                 =============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                   F2 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC      ABN AMRO Munitops Certificates
CMWLTH    Commonwealth
COP       Certificates of Participation
CUNY      City University of New York (The)
DA        Dormitory Authority
EPAU      Electric Power Authority
ETET      Eagle Tax-Exempt Trust
FAU       Finance Authority
GOUN      General Obligation Unlimited Nts.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency/Authority
HTAU      Highway & Transportation Authority
IDA       Industrial Devel. Agency
IDAU      Industrial Development Authority
IDV       Industrial Development
MERLOTS   Municipal Exempt Receipts Liquidity
          Option Tender
MH        Multifamily Housing
MTAU       Metropolitan Transportation Authority
MWFAU      Municipal Water Finance Authority
NYC        New York City
NYS        New York State
P-Floats   Puttable Floating Option Tax Exempt
           Receipts
PTTR       Puttable Tax Exempt Receipts
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SPEARS     Short Puttable Exempt Adjustable
           Receipts
SWD        Solid Waste Disposal
TFA        Transitional Finance Authority
TWY        Thruway/Tollway Authority/Agency
UDC        Urban Devel. Corp.
WSS        Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $30,575,000 or 32.88% of the Trust's net assets as of June 30, 2008.

3. Put obligation redeemable at full principal value on the date reported.

4. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $1,000,000, which represents 1.08% of the Trust's net assets. See Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F3 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------

Investments, at value (cost $89,743,135)--see accompanying
statement of investments                                          $  89,743,135
---------------------------------------------------------------------------------
Cash                                                                  4,786,542
---------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $2,500,000 sold on a when-issued
or delayed delivery basis)                                            5,301,888
Interest                                                                408,919
Other                                                                     6,948
                                                                  ---------------
Total assets                                                        100,247,432

---------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased (including $4,377,760 purchased on a
when-issued or delayed delivery basis)                                7,127,822
Distribution and service plan fees                                       45,274
Dividends                                                                19,133
Shares of beneficial interest redeemed                                   15,272
Shareholder communications                                                8,793
Trustees' compensation                                                    4,393
Transfer and shareholder servicing agent fees                             2,260
Other                                                                    24,803
                                                                  ---------------
Total liabilities                                                     7,247,750

---------------------------------------------------------------------------------
NET ASSETS                                                        $  92,999,682
                                                                  ===============

---------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------

Paid-in capital                                                   $  92,984,801
---------------------------------------------------------------------------------
Accumulated net realized gain on investments                             14,881
                                                                  ---------------
NET ASSETS--applicable to 92,897,999 shares of beneficial
interest outstanding                                              $  92,999,682
                                                                  ===============

---------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING
PRICE PER SHARE                                                   $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F4 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS For the Year Ended June 30, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------

Interest                                                        $ 2,176,675

-----------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------

Management fees                                                     366,409
-----------------------------------------------------------------------------
Service plan fees                                                   146,344
-----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                        29,598
-----------------------------------------------------------------------------
Legal, auditing and other professional fees                          22,180
-----------------------------------------------------------------------------
Shareholder communications                                           19,466
-----------------------------------------------------------------------------
Trustees' compensation                                                6,779
-----------------------------------------------------------------------------
Custodian fees and expenses                                           5,792
-----------------------------------------------------------------------------
Administration service fees                                           1,500
-----------------------------------------------------------------------------
Other                                                                14,348
                                                                -------------
Total expenses                                                      612,416
Less reduction to custodian expenses                                 (5,792)
Less waivers and reimbursements of expenses                         (20,404)
                                                                -------------
Net expenses                                                        586,220

-----------------------------------------------------------------------------
NET INVESTMENT INCOME                                             1,590,455

-----------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                     16,036

-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 1,606,491
                                                                =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                              2008            2007
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------

Net investment income                                    $  1,590,455    $  1,832,784
---------------------------------------------------------------------------------------
Net realized gain                                              16,036          12,637
                                                         ------------------------------
Net increase in net assets resulting from operations        1,606,491       1,845,421

---------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------

Dividends from net investment income                       (1,590,455)     (1,832,784)
---------------------------------------------------------------------------------------
Distributions from net realized gain                           (3,894)             --

---------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial
interest transactions                                      31,514,737       3,001,971

---------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------

Total increase                                             31,526,879       3,014,608
---------------------------------------------------------------------------------------
Beginning of period                                        61,472,803      58,458,195
                                                         ------------------------------
End of period                                            $ 92,999,682    $ 61,472,803
                                                         ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                     2008         2007         2006         2005         2004
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                  .02 1        .03 1        .02 1        .01 1         -- 2
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.02)        (.03)        (.02)        (.01)          -- 2
Distributions from net realized gain                      -- 2         --           --           --           --
                                                    --------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                            (.02)        (.03)        (.02)        (.01)          -- 2
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                          2.29%        2.93%        2.29%        1.08%        0.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)            $ 93,000     $ 61,473     $ 58,458     $ 59,006     $ 58,141
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 73,277     $ 63,268     $ 59,797     $ 58,050     $ 65,140
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   2.17%        2.90%        2.24%        1.06%        0.19%
Total expenses                                          0.84%        0.86%        0.85%        0.83%        0.86%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                   0.80%        0.80%        0.80%        0.78%        0.80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTE TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                               WHEN-ISSUED OR DELAYED
                               DELIVERY BASIS TRANSACTIONS
----------------------------------------------------------
Purchased securities                          $  4,377,760
Sold securities                                  2,500,000

                    F8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET     UNDISTRIBUTED    ACCUMULATED LOSS
INVESTMENT INCOME   LONG-TERM GAINS    CARRYFORWARD 1,2
-------------------------------------------------------
        $  53,007             $  --               $  --

1. During the fiscal year ended June 30, 2008, the Trust did not utilize any capital loss carryforwards.

2. During the fiscal year ended June 30, 2007, the Trust utilized $9,898 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:

                                      YEAR ENDED      YEAR ENDED
                                   JUNE 30, 2008   JUNE 30, 2007
       ---------------------------------------------------------
       Distributions paid from:
       Ordinary income              $      2,596    $         --
       Exempt-interest dividends       1,590,455       1,832,784
       Long-term capital gain              1,298              --
                                    ----------------------------
       Total                        $  1,594,349    $  1,832,784
                                    ============================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in

                    F9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

                   F10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED JUNE 30, 2008          YEAR ENDED JUNE 30, 2007
                                  SHARES            AMOUNT         SHARES             AMOUNT
-----------------------------------------------------------------------------------------------
Sold                         257,019,876    $  257,019,876    197,521,069   $    197,521,069
Dividends and/or
distributions reinvested       1,559,771         1,559,771      1,826,727          1,826,727
Redeemed                    (227,064,910)     (227,064,910)  (196,345,825)      (196,345,825)
                            -------------------------------------------------------------------
Net increase                  31,514,737    $   31,514,737      3,001,971   $      3,001,971
                            ===================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

         FEE SCHEDULE
         ------------------------------------------------
         Up to $250 million                        0.500%
         Next $250 million                         0.475
         Next $250 million                         0.450
         Next $250 million                         0.425
         Over $1 billion                           0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the year ended June 30, 2008, the Trust paid $29,736 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

                   F11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTE TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. During the year ended June 30, 2008, the Manager waived $20,404 of its management fees. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

      In March 2008, FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.

                   F12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL NEW YORK TAX EXEMPT
TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial New York Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2008

                   F13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2007. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2008, $16,036 or 100% of the short-term capital gain distribution paid and to be paid by the Trust qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                   F14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trusts Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NAME, POSITION(s) HELD        PRINCIPAL OCCUPATION(s) DURING PAST 5
WITH THE TRUST, LENGTH        YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
OF SERVICE, AGE               NUMBER OF PORTFOLIOS IN THE TRUST COMPLEX
                              CURRENTLY OVERSEEN

INDEPENDENT                   THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
TRUSTEES                      6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                              80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                              TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                              DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,         President, Colorado Christian University
Chairman of the Board of      (since 2006); Chairman, Cherry Creek  Mortgage
Trustees (since 2003),        Company (since 1991), Chairman, Centennial State
Trustee (since 2000)          Mortgage Company (since 1994), Chairman, The El
Age: 71                       Paso Mortgage Company (since 1993); Chairman,
                              Ambassador Media Corporation (since 1984);
                              Chairman, Broadway Ventures (since 1984);
                              Director of Helmerich & Payne, Inc. (oil and gas
                              drilling/production company) (since 1992), Campus
                              Crusade for Christ (non-profit) (since 1991);
                              Former Director, The Lynde and Harry Bradley
                              Foundation, Inc. (non-profit organization)
                              (2002-2006); former Chairman of: Transland
                              Financial Services, Inc. (private mortgage
                              banking company) (1997-2003), Great Frontier
                              Insurance (1995-2000), Frontier Real Estate, Inc.
                              (residential real estate brokerage) (1994-2000)
                              and Frontier Title (title insurance agency)
                              (1995-2000); former Director of the following:
                              UNUMProvident (insurance company) (1991-2004),
                              Storage Technology Corporation (computer
                              equipment company) (1991-2003) and International
                              Family Entertainment (television channel) (1992-
                              1997); U.S. Senator (January 1979-January 1991).
                              Oversees 39 portfolios in the OppenheimerFunds
                              complex.

GEORGE C. BOWEN,              Assistant Secretary and Director of the Manager
Trustee (since 2000)          (December 1991-April 1999); President, Treasurer
Age: 71                       and Director of Centennial Capital Corporation
                              (June 1989-April 1999); Chief Executive Officer
                              and Director of MultiSource Services, Inc.(March
                              1996-April 1999); Mr. Bowen held several
                              positions with OppenheimerFunds, Inc. and with
                              subsidiary or affiliated companies of Oppenheimer
                              Funds, Inc. (September 1987-April 1999). Oversees
                              39 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,            Member of The Life Guard of Mount Vernon (George
Trustee (since 2000)          Washington historical site)(June 2000-June 2006);
Age: 69                       Partner of PricewaterhouseCoopers LLP (accounting
                              firm) (July 1974-June 1999); Chairman of Price
                              Waterhouse LLP Global Investment Management
                              Industry Services Group (financial services firm)
                              (July 1994-June 1998). Oversees 39 portfolios in
                              the OppenheimerFunds complex.

JON S. FOSSEL,                Director of UNUMProvident (insurance company)
Trustee (since 2000)          (since June 2002); Director of Northwestern
Age: 66                       Energy Corp. (public utility corporation) (since
                              November 2004); Director of P.R. Pharmaceuticals
                              (October 1999-October 2003); Director of Rocky
                              Mountain Elk Foundation (non-profit organization)
                              (February 1998-February 2003 and February
                              2005-February 2007); Chairman and Director (until
                              October 1996) and President and Chief Executive
                              Officer (until October 1995) of OppenheimerFunds,
                              Inc.; President, Chief Executive Officer and
                              Director of the following: Oppenheimer
                              Acquisition Corp. ("OAC") (parent holding com-
                              pany of OppenheimerFunds, Inc.), Shareholders
                              Services, Inc. and Shareholder Financial
                              Services, Inc. (until October 1995). Oversees 39
                              portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                 Director of Colorado UpLIFT (charitable
Trustee (since 1996)          organization) (since September 1984).
Age: 67                       Mr. Freedman held several positions with
                              Oppenheimer Funds, Inc. and with subsidiary or
                              affiliated companies of OppenheimerFunds, Inc.
                              (until October 1994). Oversees 39 portfolios in
                              the OppenheimerFunds complex.

                    8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

RICHARD F. GRABISH,           Formerly Senior Vice President and Assistant
Trustee (since 2001)          Director of Sales and Marketing (March
Age: 59                       1997-December 2007), Director (March 1987-December
                              2007) and Manager of Private Client Services
                              (June 1985-June 2005) of A.G. Edwards & Sons, Inc.
                              (broker/dealer and investment firm); Chairman and
                              Chief Executive Officer of A.G. Edwards Trust
                              Company, FSB (March 2001-December 2007); President
                              and Vice Chairman of A.G. Edwards Trust Company,
                              FSB (investment adviser) (April 1987-March 2001);
                              President of A.G. Edwards Trust Company, FSB
                              (investment adviser) (June 2005-December 2007).
                              Oversees 17 portfolios in the OppenheimerFunds
                              complex.

BEVERLY L. HAMILTON,          Trustee of Monterey Institute for International
Trustee (since 2002)          Studies (educational organization) (since February
Age: 61                       2000); Board Member of Middlebury College
                              (educational organization) (since December 2005);
                              Director of The California Endowment
                              (philanthropic organization) (since April 2002);
                              Director (February 2002-2005) and Chairman of
                              Trustees (2006-2007) of the Community Hospital of
                              Monterey Peninsula; Director (October 1991-2005)
                              and Vice Chairman (since 2006) of American Funds'
                              Emerging Markets Growth Fund, Inc. (mutual fund);
                              President of ARCO Investment Management Company
                              (February 1991-April 2000); Member of the
                              investment committees of The Rockefeller
                              Foundation (2001-2006) and The University of
                              Michigan (since 2000); Advisor at Credit Suisse
                              First Boston's Sprout venture capital unit
                              (venture capital fund) (1994-January 2005);
                              Trustee of MassMutual Institutional Funds
                              (investment company) (1996-June 2004); Trustee of
                              MML Series Investment Fund (investment company)
                              (April 1989-June 2004); Member of the investment
                              committee of Hartford Hospital (2000-2003); and
                              Advisor to Unilever (Holland) pension fund
                              (2000-2003). Oversees 39 portfolios in the
                              OppenheimerFunds complex.

ROBERT J. MALONE,             Board of Directors of Opera Colorado Foundation
Trustee (since 2002)          (non-profit organization) (since March 2008);
Age: 63                       Director of Jones Knowledge, Inc. (since 2006);
                              Director of Jones International University
                              (educational organization) (since August 2005);
                              Chairman, Chief Executive Officer and Director of
                              Steele Street Bank & Trust  (commercial banking)
                              (since August 2003); Director of Colorado UpLIFT
                              (charitable organization) (since 1986); Trustee
                              of the Gallagher Family Foundation (non-profit
                              organization) (since 2000); Former Chairman of
                              U.S. Bank-Colorado (subsidiary of U.S. Bancorp and
                              formerly Colorado National Bank) (July 1996-April
                              1999); Director of Commercial Assets, Inc. (real
                              estate investment trust) (1993-2000); Director of
                              Jones Knowledge, Inc. (2001-July 2004); and
                              Director of U.S. Exploration, Inc. (oil and gas
                              exploration) (1997-February 2004). Oversees 39
                              portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,     Trustee of MassMutual Select Funds (formerly
Trustee (since 2000)          MassMutual Institutional Funds)(investment
Age: 66                       company) (since 1996) and MML Series Investment
                              Fund (investment company) (since 1996); Trustee
                              of Worcester Polytech Institute (since
                              1985); Chairman (since 1994) of the Investment
                              Committee of the Worcester Polytech Institute
                              (private university); President and Treasurer of
                              the SIS Funds (private charitable fund) (since
                              January 1999); Chairman of SIS & Family Bank,
                              F.S.B. (formerly SIS Bank) (commercial bank)
                              (January 1999-July 1999); and Executive Vice
                              President of Peoples Heritage Financial Group,
                              Inc. (commercial bank) (January 1999-July 1999).
                              Oversees 41 portfolios in the OppenheimerFunds
                              complex.

                    9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OF FICERS Unaudited / Continued
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
INTERESTED TRUSTEE AND        THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL
OFFICER                       CENTER, 225 LIBERTY STREET. 11TH FLOOR, NEW YORK,
                              NEW YORK 10281-1008, MR. MURPHY SERVES AS A
                              TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                              RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS
                              FOR AN IDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                              AN OFFICER RETIREMENT, DEATH OR REMOVAL. MR.
                              MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                              POSITIONS WITH OPPENHEIMERFUNDS, INC. AND
                              ITS AFFILIATES.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and Director
Trustee, President and        of OppenheimerFunds, Inc. (since June 2001);
Principal Executive Officer   President of OppenheimerFunds, Inc. (September
(since 2001)                  2000-February 2007); President and director or
Age: 59                       trustee of other Oppenheimer funds; President and
                              Director of Oppenheimer Acquisition Corp. ("OAC")
                              (the Manager's parent holding company) and of
                              Oppenheimer Partnership Holdings, Inc. (holding
                              company subsidiary of OppenheimerFunds, Inc.)
                              (since July 2001); Director of OppenheimerFunds
                              Distributor, Inc. (subsidiary of
                              OppenheimerFunds, Inc.) (November 2001-December
                              2006); Chairman and Director of Shareholder
                              Services, Inc. and of Shareholder Financial
                              Services, Inc. (transfer agent subsidiaries of
                              OppenheimerFunds, Inc.) (since July 2001);
                              President and Director of OppenheimerFunds Legacy
                              Program (charitable trust program established by
                              OppenheimerFunds, Inc.) (since July 2001);
                              Director of the following investment advisory
                              subsidiaries of OppenheimerFunds, Inc.: the
                              Manager, OFI Institutional Asset Management,
                              Inc., Trinity Investment Management Corporation
                              and Tremont Capital Management, Inc. (since
                              November 2001), HarbourView Asset  Management
                              Corporation and OFI Private Investments, Inc.
                              (since July 2001); President (since November
                              2001) and Director (since July 2001) of
                              Oppenheimer Real Asset Management, Inc.;
                              Executive Vice President of Massachusetts Mutual
                              Life Insurance Company (OAC's parent company)
                              (since February 1997);
                              Director of DLB Acquisition Corporation (holding
                              company parent of Babson Capital Management LLC)
                              (since June 1995); Chairman (since October 2007)
                              and Member of the Investment Company Institute's
                              Board of Governors (since October 2003).
                              Oversees 103 portfolios in the OppenheimerFunds
                              complex.

--------------------------------------------------------------------------------
OTHER OFFICERS OF THE         THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW
TRUST                         ARE AS FOLLOWS: FOR MR. ZACK AND MS. BLOOMBERG,
                              TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                              NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                              VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MSS. WOLF
                              AND IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                              80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                              TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                              DEATH OR REMOVAL.

CAROL WOLF,                   Senior Vice President of OppenheimerFunds, Inc.
Vice President and Portfolio  (since June 2000) and of HarbourView Asset
Manager (since 2008)          Management Corporation (since June 2003). A
Age: 56                       portfolio manager and officer of 9 portfolios in
                              the OppenheimerFunds complex.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer
Vice President and Chief      of OppenheimerFunds, Inc. (since March 2004);
Compliance Officer            Chief Compliance Officer of OppenheimerFunds
(since 2004)                  Distributor, Inc., and Shareholder Services, Inc.
Age: 57                       (since March 2004); Vice President of the Manager,
                              OppenheimerFunds Distributor, Inc., and
                              Shareholder Services, Inc. (since June 1983);
                              Former Vice President and Director of Internal
                              Audit of OppenheimerFunds, Inc. (1997-February
                              2004). An officer of 103 portfolios in the
                              Oppenheimer funds complex.

BRIAN W. WIXTED,              Senior Vice President and Treasurer of
Treasurer and Principal       OppenheimerFunds, Inc. (since March 1999);
Financial & Accounting        Treasurer of the following: Shareholder Services,
Officer (since 1999)          Inc., HarbourView Asset Management Corporation,
Age: 48                       Shareholder Financial Services, Inc., Oppenheimer
                              Real Asset Management, Inc. and Oppenheimer
                              Partnership Holdings, Inc. (since March 1999),
                              OFI Private Investments, Inc. (since March 2000),
                              OppenheimerFunds

                    10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

BRIAN W. WIXTED,              International Ltd. and OppenheimerFunds plc
Continued                     (since May 2000), OFI Institutional Asset
                              Management, Inc. (since November 2000), and
                              OppenheimerFunds Legacy Program (charitable trust
                              program established by the Manager) (since June
                              2003); Treasurer and Chief Financial Officer of
                              OFI Trust Company (trust company subsidiary of
                              OppenheimerFunds, Inc.) (since May 2000);
                              Assistant Treasurer of OAC (since March 1999);
                              and Assistant Treasurer of the Manager and
                              Distributor (March 1999-October 2003) and
                              OppenheimerFunds Legacy Program (April 2000-June
                              2003). An officer of 103 portfolios in the
                              OppenheimerFunds complex.

BRIAN S. PETERSEN,            Vice President of OppenheimerFunds, Inc. (since
Assistant Treasurer           February 2007); Assistant Vice President (August
(since 2004)                  2002-February 2007); Manager/Financial Product
Age: 37                       Accounting of OppenheimerFunds, Inc. (November
                              1998-July 2002). An officer of 103 portfolios in
                              the OppenheimerFunds complex.

BRIAN C. SZILAGYI,            Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer           (since July 2004); Director of Financial Reporting
(since 2005)                  and Compliance of First Data Corporation (April
Age: 38                       2003-July 2004); Manager of Compliance of Berger
                              Financial Group LLC (May 2001-March 2003). An
                              officer of 103 portfolios in the OppenheimerFunds
                              complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and
Vice President and Secretary  General Counsel (since March 2002) of Oppenheimer
(since 2001)                  Funds, Inc.; General Counsel of the Manager and
Age: 60                       Distributor (since December 2001); General Counsel
                              and Director of OppenheimerFunds Distributor, Inc.
                              (since December 2001); Senior Vice President,
                              General Counsel and Director of the
                              Transfer Agent, Shareholder Financial Services,
                              Inc., OFI Private Investments, Inc. and OFI Trust
                              Company (since November 2001); Senior Vice
                              President and General Counsel of HarbourView
                              Asset Management Corporation (since December
                              2001); Secretary and General Counsel of OAC
                              (since November 2001); Assistant Secretary (since
                              September 1997) and Director (since November
                              2001) of OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc; Vice President and Director
                              of Oppenheimer Partnership Holdings, Inc. (since
                              December 2002); Director of Oppenheimer Real
                              Asset Management, Inc. (since November 2001); Vice
                              President of OppenheimerFunds Legacy Program
                              (since June 2003); Senior Vice President and
                              General Counsel of OFI Institutional Asset
                              Management, Inc. (since November 2001); Director
                              of OppenheimerFunds (Asia) Limited (since December
                              2003); Senior Vice President (May 1985-December
                              2003). An officer of 103 portfolios in the
                              OppenheimerFunds complex.

LISA I. BLOOMBERG,            Vice President (since May 2004) and Deputy General
Assistant Secretary           Counsel (since May 2008) of OppenheimerFunds,
(since 2004)                  Inc.; Associate Counsel (May 2004-May 2008) of
Age: 40                       OppenheimerFunds Inc.; First Vice President (April
                              2001-April 2004), Associate General Counsel
                              (December 2000-April 2004) of UBS Financial
                              Services, Inc. An officer of 103 portfolios in the
                              OppenheimerFunds complex.

KATHLEEN T. IVES,             Vice President (since June 1998), Deputy General
Assistant Secretary           Counsel (since May 2008) and Assistant Secretary
(since 2001)                  (since October 2003); Senior Counsel (October
Age: 42                       2003-May 2008) of OppenheimerFunds, Inc.; Vice
                              President (since 1999) and Assistant Secretary
                              (since October 2003) of the Distributor; Assistant
                              Secretary of the Manager (since October 2003);
                              Vice President and Assistant Secretary of
                              Shareholder Services, Inc. (since 1999); Assistant
                              Secretary of OppenheimerFunds Legacy Program and
                              Shareholder Financial Services, Inc. (since
                              December 2001); Senior General Counsel of
                              OppenheimerFunds, Inc. (October 2003-May 2008). An
                              officer of 103 portfolios in the OppenheimerFunds
                              complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

                    11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board's Audit Committee, and Edward L. Cameron, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $18,500 in fiscal 2008 and $18,000 in fiscal 2007.

(b) Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c) Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d) All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include professional services for the 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust

By:   /s/ John V. Murphy
      -----------------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      -----------------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/07/2008

By:   /s/ Brian W. Wixted
      -----------------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/07/2008